Fair Value Measurements and Credit Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Measurements and Credit Concentration
12.	Fair Value Measurements and Credit Concentration

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). A market approach (generally, data from market transactions), an income approach (generally, present value techniques and option-pricing models), and/or a cost approach (generally, replacement cost) are used to measure the fair value of an asset or liability, as appropriate. These valuation approaches incorporate inputs such as observable, independent market data and/or unobservable data that management believes are predicated on the assumptions market participants would use to price an asset or liability. These inputs may incorporate, as applicable, certain risks such as nonperformance risk, which includes credit risk. The fair value of a group of financial assets and liabilities is measured on a net basis. Transfers between levels are recognized at end-of-reporting-period values. During the nine months ended September 30, 2015 and 2014, there were no transfers between Level 1 and Level 2. See Note 1 to the audited consolidated financial statements of Talen Energy Supply included elsewhere in this prospectus for information on the levels in the fair value hierarchy.

Recurring Fair Value Measurements

The assets and liabilities measured at fair value were:

	September 30, 2015				December 31, 2014
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$648	$648	$—	$—	$352	$352	$—	$—

Restricted cash and cash equivalents (a)	83	83	—	—	193	193	—	—

Price risk management assets:
Energy commodities	802	—	739	63	1,318	6	1,171	141

Total price risk management assets	802	—	739	63	1,318	6	1,171	141

NDT funds:
Cash and cash equivalents	13	13	—	—	19	19	—	—
Equity securities
U.S. large-cap	581	433	148	—	611	454	157	—
U.S. mid/small-cap	84	35	49	—	89	37	52	—
Debt securities
U.S. Treasury	94	94	—	—	99	99	—	—
U.S. government sponsored agency	7	—	7	—	9	—	9	—
Municipality	81	—	81	—	76	—	76	—
Investment-grade corporate	49	—	49	—	42	—	42	—
Other	4	—	4	—	3	—	3	—
Receivables (payables), net	—	(3)	3	—	2	—	2	—

Total NDT funds	913	572	341	—	950	609	341	—

Auction rate securities (b)	6	—	—	6	8	—	—	8

Total assets	$2,452	$1,303	$1,080	$69	$2,821	$1,160	$1,512	$149

Liabilities
Price risk management liabilities:
Energy commodities	$684	$—	$626	$58	$1,217	$5	$1,182	$30

Total price risk management liabilities	$684	$—	$626	$58	$1,217	$5	$1,182	$30

(a)	Current portion is included in “Restricted cash and cash equivalents” and long-term portion is included in “Other noncurrent assets” on the Balance Sheets.
(b)	Included in “Other investments” on the Balance Sheets.

A reconciliation of net assets and liabilities classified as Level 3 for the period ended September 30, 2015 is as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Nine Months
	Energy Commodities, net	Auction Rate Securities	Total
Balance at beginning of period	$111	$8	$119
Total realized/unrealized gains (losses)
Included in earnings	(148)	—	(148)
Purchases (a)	(39)	—	(39)
Sales	65	(2)	63
Settlements	(6)	—	(6)
Transfers into Level 3	10	—	10
Transfers out of Level 3	12	—	12

Balance at end of period	$5	$6	$11

(a)	Positions acquired through the acquisition of RJS Power.

A reconciliation of net assets and liabilities classified as Level 3 for the period ended September 30, 2014 is as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Nine Months
	Energy Commodities, net	Auction Rate Securities	Total
Balance at beginning of period	$24	$16	$40
Total realized/unrealized gains (losses)
Included in earnings	(147)	—	(147)
Purchases	(6)	—	(6)
Sales	67	(6)	61
Settlements	82	—	82

Balance at end of period	$20	$10	$30

The significant unobservable inputs used in and quantitative information about the fair value measurement of assets and liabilities classified as Level 3 are as follows:

	September 30, 2015
	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Energy commodities
Natural gas contracts (b)	$31	Discounted cash flow	Proprietary model used to calculate forward prices	10% - 100% (37%)
Power sales contracts (c)	(2)	Discounted cash flow	Proprietary model used to calculate forward prices	10% - 100% (70%)
FTR purchase contracts (d)	(1)	Discounted cash flow	Historical settled prices used to model forward prices	100% (100%)
Heat rate call options (e)	(21)	Discounted cash flow	Proprietary model used to calculate forward prices	100% (100%)
CRR purchase contracts (g)	(2)	Discounted cash flow	Proprietary model used to calculate forward prices	100% (100%)
Auction rate securities (f)	6	Discounted cash flow	Modeled from SIFMA Index	52% - 57% (54%)

	December 31, 2014
	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Energy commodities
Natural gas contracts (b)	$59	Discounted cash flow	Proprietary model used to calculate forward prices	11% - 100% (52%)
Power sales contracts (c)	(1)	Discounted cash flow	Proprietary model used to calculate forward prices	10% - 100% (59%)
FTR purchase contracts (d)	3	Discounted cash flow	Historical settled prices used to model forward prices	100% (100%)
Heat rate call options (e)	50	Discounted cash flow	Proprietary model used to calculate forward prices	23% - 51% (45%)
Auction rate securities (f)	8	Discounted cash flow	Modeled from SIFMA Index	51% - 69% (63%)

(a)	The range and weighted average represent the percentage of fair value derived from the unobservable inputs.
(b)	As the forward price of natural gas increases/(decreases), the fair value of purchase contracts increases/(decreases). As the forward price of natural gas increases/(decreases), the fair value of sales contracts (decreases)/increases.
(c)	As forward market prices increase/(decrease), the fair value of contracts (decreases)/increases. As volumetric assumptions for contracts in a gain position increase/(decrease), the fair value of contracts increases/(decreases). As volumetric assumptions for contracts in a loss position increase/(decrease), the fair value of the contracts (decreases)/increases.
(d)	As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).
(e)	The proprietary model used to calculate fair value incorporates market heat rates, correlations and volatilities. As the market implied heat rate increases/(decreases), the fair value of purchased calls increases/(decreases). As the market implied heat rate increases/(decreases), the fair value of sold calls (decreases)/increases.
(f)	The model used to calculate fair value incorporates an assumption that the auctions will continue to fail. As the modeled forward rates of the SIFMA Index increase/(decrease), the fair value of the securities increases/(decreases).
(g)	As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).

Net gains and losses on assets and liabilities classified as Level 3 and included in earnings for the period ended September 30 are reported in the Statements of Income as follows:

	Nine Months
	Energy Commodities, net
	Wholesale Energy		Retail Energy		Energy Purchases
	2015	2014	2015	2014	2015	2014
Total gains (losses) included in earnings	$(108)	$(133)	$(33)	$(35)	$(7)	$21
Change in unrealized gains (losses) relating to positions still held at the reporting date	(31)	5	9	(12)	(5)	(3)

Price Risk Management Assets/Liabilities – Energy Commodities

Energy commodity contracts are generally valued using the income approach, except for exchange-traded derivative contracts, which are valued using the market approach and are classified as Level 1. Level 2 contracts are valued using inputs which may include quotes obtained from an exchange (where there is insufficient market liquidity to warrant inclusion in Level 1), binding and non-binding broker quotes, prices posted by ISOs or published tariff rates. Furthermore, independent quotes are obtained from the market to validate the forward price curves. Energy commodity contracts include forwards, futures, swaps, options and structured transactions and may be offset with similar positions in exchange-traded markets. To the extent possible, fair value measurements utilize various inputs that include quoted prices for similar contracts or market-corroborated inputs. In certain instances, these contracts may be valued using models, including standard option valuation models and other standard industry models. When the lowest level inputs that are significant to the fair value measurement of a contract are observable, the contract is classified as Level 2.

When unobservable inputs are significant to the fair value measurement, a contract is classified as Level 3. Level 3 contracts are valued using Talen Energy Supply’s proprietary models which may include significant unobservable inputs such as delivery at a location where pricing is unobservable, delivery dates that are beyond the dates for which independent quotes are available, volumetric assumptions, implied volatilities, implied correlations, and market implied heat rates. Forward transactions, including forward transactions classified as Level 3, are analyzed by Talen Energy Supply’s Risk Management department. Accounting personnel interpret the analysis quarterly to appropriately classify the fair value measurements in the fair value hierarchy. Valuation techniques are evaluated periodically. Additionally, Level 2 and Level 3 fair value measurements include adjustments for credit risk based on Talen Energy Supply’s own creditworthiness (for net liabilities) and its counterparties’ creditworthiness (for net assets). Talen Energy Supply’s credit department assesses all reasonably available market information which is used by accounting personnel to calculate the credit valuation adjustment.

In certain instances, energy commodity contracts are transferred between Level 2 and Level 3. The primary reasons for the transfers during 2015 were changes in the availability of market information and changes in the significance of the unobservable inputs utilized in the valuation of the contracts.

NDT Funds

The market approach is used to measure the fair value of equity securities held in the NDT funds.

•	The fair value measurements of equity securities classified as Level 1 are based on quoted prices in active markets.

•	The fair value measurements of investments in commingled equity funds are classified as Level 2. These fair value measurements are based on firm quotes of net asset values per share, which are not obtained from a quoted price in an active market.

The fair value of debt securities is generally measured using a market approach, including the use of pricing models which incorporate observable inputs. Common inputs include benchmark yields, relevant trade data, broker/dealer bid/ask prices, benchmark securities and credit valuation adjustments. When necessary, the fair value of debt securities is measured using the income approach, which incorporates similar observable inputs as well as payment data, future predicted cash flows, collateral performance and new issue data.

Auction Rate Securities

The fair value of auction rate securities is estimated using an income approach that includes readily observable inputs, such as principal payments and discount curves for bonds with credit ratings and maturities similar to the securities, and unobservable inputs, such as future interest rates that are estimated based on the SIFMA Index, creditworthiness, and liquidity assumptions driven by the impact of auction failures. The probability of realizing losses on these securities is not significant. When the present value of future interest payments is significant to the overall valuation, the auction rate securities are classified as Level 3.

Auction rate securities are valued by Talen Energy Supply’s Treasury department. Accounting personnel interpret the analysis quarterly to classify the fair value measurements in the fair value hierarchy. Valuation techniques are evaluated periodically.

Nonrecurring Fair Value Measurements

The following nonrecurring fair value measurements occurred during periods ended September 30, 2015 and 2014 resulting in asset impairments:

	Carrying Amount (a)	Fair Value Measurements Using Level 3 (b)	Pre-tax Loss (c)
Kerr Dam Project (March 31, 2014)	$47	$29	$18
Sapphire portfolio and C.P. Crane plant (September 30, 2105)	388	266	122

(a)	Represents carrying value before fair value measurement.
(b)	For the Sapphire portfolio, also reflects estimated cost to sell.
(c)	The impairments on the Kerr Dam Project and Sapphire portfolio are included in “Income (Loss) from Discontinued Operations (net of income taxes)” on the Statement of Income. The impairment on the C.P. Crane plant is included in “Impairments” on the Statement of Income.

The significant unobservable inputs used in and the quantitative information about the nonrecurring fair value measurement of assets and liabilities classified as Level 3 are as follows:

	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Kerr Dam Project
(March 31, 2014)	$29	Discounted cash flow	Proprietary model used to calculate plant value	38% (38%)
Sapphire portfolio and C.P. Crane plant (September 30, 2015)	266	Discounted cash flow	Proprietary model used to calculate plant value	100% (100%)

(a)	The range and weighted average represent the percentage of fair value derived from the unobservable inputs.

Kerr Dam Project

Talen Montana previously held a joint operating license issued for the Kerr Dam Project. The license extends until 2035 and, between 2015 and 2025, the Confederated Salish and Kootenai Tribes of the Flathead Nation (the Tribes) have the option to purchase, hold and operate the Kerr Dam Project. The parties submitted the issue of the appropriate amount of the conveyance price to arbitration in February 2013. In March 2014, the arbitration panel issued its final decision holding that the conveyance price payable by the Tribes to Talen Montana is $18 million. As a result of the decision, Talen Energy Supply performed a recoverability test on the Kerr Dam Project and recorded an impairment charge. Talen Energy Supply performed an internal analysis using an income approach based on discounted cash flows (a proprietary Talen Energy Supply model) to assess the fair value of the Kerr Dam Project. Assumptions used in the Talen Energy Supply proprietary model were the conveyance price, forward energy price curves, forecasted generation, and forecasted operation and maintenance expenditures that were consistent with assumptions used in the business planning process and a market participant discount rate. Through this analysis, Talen Energy Supply determined the estimated fair value of the Kerr Dam Project at March 31, 2014. The Kerr Dam Project was included in the November 2014 sale of the Talen Montana hydroelectric facilities. See Note 6 for additional information on the sale of the Talen Montana hydroelectric facilities.

Sapphire portfolio and C.P. Crane plant

In the third quarter of 2015, Talen Energy Supply updated its fundamental pricing models in conjunction with market information gained as a result of the 2018/2019 planning year PJM capacity auction completed in August 2015. As a result, Talen Energy Supply assessed certain long-lived assets for impairment and determined that the C.P. Crane coal-fired plant failed a recoverability test and as a result, recorded an impairment charge based on the plant’s estimated fair value at September 30, 2015. Additionally, because the Sapphire portfolio is classified as held for sale and must be carried at the lower of its current carrying value or fair value less cost to sell, Talen Energy Supply used updated cash flow information to calculate the estimated fair value of the Sapphire portfolio at September 30, 2015 and determined a write-down was necessary based on estimated fair value.

To estimate the fair value of the Sapphire and C.P. Crane assets, Talen Energy Supply performed an internal analysis primarily using an income approach based on discounted cash flows (a proprietary Talen Energy Supply model) to assess the fair value of these assets. Assumptions used in the Talen Energy Supply proprietary model were the forward energy and capacity price curves, forecasted generation, and forecasted operation, maintenance and capital expenditures and a market participant discount rate. Through this analysis, Talen Energy Supply determined the fair value of the Sapphire portfolio and the C.P. Crane plant at September 30, 2015. See Note 6 for additional information on the discontinued operations classification for the Sapphire portfolio and the pending sale of the C.P. Crane plant.

The assets were valued by Talen Energy Supply’s financial planning and analysis personnel and accounting personnel interpreted the analysis to appropriately classify the fair value measurements in the fair value hierarchy.

Financial Instruments Not Recorded at Fair Value

The carrying amounts of long-term debt on the Balance Sheets and its estimated fair values are set forth below. The fair value was estimated using an income approach by discounting future cash flows at estimated current cost of funding rates, which incorporates the credit risk of Talen Energy Supply. Long-term debt is classified as Level 2.

	September 30, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$4,030	$3,717	$2,218	$2,204

The carrying value of short-term debt, when outstanding, approximates fair value due to the variable interest rates associated with the short-term debt and is classified as Level 2.

Credit Concentration Associated with Financial Instruments

Contracts are entered into with many entities for the purchase and sale of energy. When NPNS is elected, the fair value of these contracts is not reflected in the financial statements. However, the fair value of these contracts is considered when committing to new business from a credit perspective. See Note 13 for information on credit policies used to manage credit risk, including master netting arrangements and collateral requirements.

At September 30, 2015, Talen Energy Supply had credit exposure of $554 million from energy trading partners, excluding the effects of netting arrangements, reserves and collateral. As a result of netting arrangements, reserves and collateral, Talen Energy Supply’s credit exposure was reduced to $351 million. The top ten counterparties, including their affiliates, accounted for $170 million, or 48%, of these exposures. Nine of these counterparties had an investment grade credit rating from S&P or Moody’s and accounted for 91% of the top ten exposures. The remaining counterparty has not been rated by S&P or Moody’s, but is current on its obligations.

12.	Fair Value Measurements and Credit Concentration

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). A market approach (generally, data from market transactions), an income approach (generally, present value techniques and option-pricing models), and/ or a cost approach (generally, replacement cost) are used to measure the fair value of an asset or liability, as appropriate. These valuation approaches incorporate inputs such as observable, independent market data and/or unobservable data that management believes are predicated on the assumptions market participants would use to price an asset or liability. These inputs may incorporate, as applicable, certain risks such as nonperformance risk, which includes credit risk. The fair value of a group of financial assets and liabilities is measured on a net basis. Transfers between levels are recognized at end-of-reporting-period values. During 2014 and 2013, there were no transfers between Level 1 and Level 2. See Note 1 for information on the levels in the fair value hierarchy.

Recurring Fair Value Measurements

The assets and liabilities measured at fair value were:

	December 31, 2014				December 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$352	$352			$239	$239

Restricted cash and cash equivalents (a)	193	193			85	85

Price risk management assets:
Energy commodities	1,318	6	$1,171	$141	1,188	3	$1,123	$62

Total price risk management assets	1,318	6	1,171	141	1,188	3	1,123	62

NDT funds:
Cash and cash equivalents	19	19			14	14
Equity securities
U.S. large-cap	611	454	157		547	409	138
U.S. mid/small-cap	89	37	52		81	33	48
Debt securities
U.S. Treasury	99	99			95	95
U.S. government sponsored agency	9		9		6		6
Municipality	76		76		77		77
Investment-grade corporate	42		42		38		38
Other	3		3		5		5
Receivables (payables), net	2		2		1	(1)	2

Total NDT funds	950	609	341		864	550	314

Auction rate securities (b)	8			8	16			16

Total assets	$2,821	$1,160	$1,512	$149	$2,392	$877	$1,437	$78

Liabilities

Price risk management liabilities:
Energy commodities	$1,217	$5	$1,182	$30	$1,070	$4	$1,028	$38

Total price risk management liabilities	$1,217	$5	$1,182	$30	$1,070	$4	$1,028	$38

(a)	Current portion is included in “Restricted cash and cash equivalents” and long-term portion is included in “Other noncurrent assets” on the Balance Sheets.
(b)	Included in “Other investments” on the Balance Sheets.

A reconciliation of net assets and liabilities classified as Level 3 for the years ended December 31 is as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Energy Commodities, net	Auction Rate Securities	Total
2014
Balance at beginning of period	$24	$16	$40
Total realized/unrealized gains (losses
Included in earnings	(32)		(32)
Included in OCI (a)		1	1
Purchases	(6)		(6)
Sales	67	(9)	58
Settlements	50		50
Transfers into Level 3	7		7
Transfers out of Level 3	1		1

Balance at end of period	$111	$8	$119

2013
Balance at beginning of period	$22	$13	$35
Total realized/unrealized gains (losses)
Included in earnings	(5)		(5)
Sales	(2)		(2)
Settlements	(3)		(3)
Transfers into Level 3	10	3	13
Transfers out of Level 3	2		2

Balance at end of period	$24	$16	$40

(a)	“Energy Commodities, net” are included in “Qualifying derivatives” and “Auction Rate Securities” are included in “Available-for-sale securities” on the Statements of Comprehensive Income.

The significant unobservable inputs used in and quantitative information about the fair value measurement of assets and liabilities classified as Level 3 are as follows:

	December 31, 2014
	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Energy commodities
Natural gas contracts (b)	$59	Discounted cash flow	Proprietary model used to calculate forward prices	11% – 100% (52%)
Power sales contracts (c)	(1)	Discounted cash flow	Proprietary model used to calculate forward prices	9.1% – 100% (59%)
FTR purchase contracts (d)	3	Discounted cash flow	Historical settled prices used to model forward prices	100% (100)
Heat Rate Options (e)	50	Discounted cash flow	Proprietary model used to calculate forward prices	23% – 51% (45%)
Auction rate securities (f)	8	Discounted cash flow	Modeled from SIFMA Index	51% – 69% (63%)

	December 31, 2013
	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Energy commodities
Natural gas contracts (b)	$36	Discounted cash flow	Proprietary model used to calculate forward prices	10% – 100% (86%)
Power sales contracts (c)	(12)	Discounted cash flow	Proprietary model used to calculate forward prices	100% (100%)
Auction rate securities (f)	16	Discounted cash flow	Modeled from SIFMA Index	10% – 80% (63%)

(a)	For energy commodities and auction rate securities, the range and weighted average represent the percentage of fair value derived from the unobservable inputs.
(b)	As the forward price of natural gas increases/(decreases), the fair value of purchase contracts increases/ (decreases). As the forward price of natural gas increases/(decreases), the fair value of sales contracts (decreases)/increases.
(c)	As forward market prices increase/(decrease), the fair value of contracts (decreases)/increases. As volumetric assumptions for contracts in a gain position increase/(decrease), the fair value of contracts increases/(decreases). As volumetric assumptions for contracts in a loss position increase/(decrease), the fair value of the contracts (decreases)/increases.
(d)	As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).
(e)	The proprietary model used to calculate fair value incorporates market heat rates, correlations and volatilities. As the market implied heat rate increases/(decreases), the fair value of the contracts increases/ (decreases).
(f)	The model used to calculate fair value incorporates an assumption that the auctions will continue to fail. As the modeled forward rates of the SIFMA Index increase/(decrease), the fair value of the securities increases/ (decreases).

Net gains and losses on assets and liabilities classified as Level 3 and included in earnings for the years ended December 31 were reported in the Statements of Income as follows:

	Energy Commodities, net
	Unregulated Wholesale Energy		Unregulated Retail Energy		Fuel		Energy Purchases
	2014	2013	2014	2013	2014	2013	2014	2013
Total gains (losses) included in earnings	$(77)	$(36)	$23	$25		$3	$22	$3
Change in unrealized gains (losses) relating to positions still held at the reporting date	50	(23)	37	24			(4)	1

Price Risk Management Assets/Liabilities – Energy Commodities

Energy commodity contracts are generally valued using the income approach, except for exchange-traded derivative contracts, which are valued using the market approach and are classified as Level 1. Level 2 contracts are valued using inputs which may include quotes obtained from an exchange (where there is insufficient market liquidity to warrant inclusion in Level 1), binding and non-binding broker quotes, prices posted by ISOs or published tariff rates. Furthermore, independent quotes are obtained from the market to validate the forward price curves. Energy commodity contracts include forwards, futures, swaps, options and structured transactions and may be offset with similar positions in exchange-traded markets. To the extent possible, fair value measurements utilize various inputs that include quoted prices for similar contracts or market-corroborated inputs. In certain instances, these contracts may be valued using models, including standard option valuation models and other standard industry models. When the lowest level inputs that are significant to the fair value measurement of a contract are observable, the contract is classified as Level 2.

When unobservable inputs are significant to the fair value measurement, a contract is classified as Level 3. Level 3 contracts are valued using PPL proprietary models which may include significant unobservable inputs such as delivery at a location where pricing is unobservable, delivery dates that are beyond the dates for which independent quotes are available, volumetric assumptions, implied volatilities, implied correlations and market implied heat rates. Forward transactions, including forward transactions classified as Level 3, are analyzed by PPL’s Risk Management department, which reports to the Chief Financial Officer (CFO). Accounting personnel, who also report to the CFO, interpret the analysis quarterly to appropriately classify the forward transactions in the fair value hierarchy. Valuation techniques are evaluated periodically. Additionally, Level 2 and Level 3 fair value measurements include adjustments for credit risk based on PPL’s own creditworthiness (for net liabilities) and its counterparties’ creditworthiness (for net assets). PPL’s credit department assesses all reasonably available market information which is used by accounting personnel to calculate the credit valuation adjustment.

In certain instances, energy commodity contracts are transferred between Level 2 and Level 3. The primary reasons for the transfers during 2014 and 2013 were changes in the availability of market information and changes in the significance of the unobservable inputs utilized in the valuation of the contract. As the delivery period of a contract becomes closer, market information may become available. When this occurs, the model’s unobservable inputs are replaced with observable market information.

NDT Funds

The market approach is used to measure the fair value of equity securities held in the NDT funds.

•	The fair value measurements of equity securities classified as Level 1 are based on quoted prices in active markets.

•	The fair value measurements of investments in commingled equity funds are classified as Level 2. These fair value measurements are based on firm quotes of net asset values per share, which are not obtained from a quoted price in an active market.

The fair value of debt securities is generally measured using a market approach, including the use of pricing models, which incorporate observable inputs. Common inputs include benchmark yields, relevant trade data, broker/ dealer bid/ask prices, benchmark securities and credit valuation adjustments. When necessary, the fair value of debt securities is measured using the income approach, which incorporates similar observable inputs as well as payment data, future predicted cash flows, collateral performance and new issue data.

Auction Rate Securities

Auction rate securities include Federal Family Education Loan Program guaranteed student loan revenue bonds, as well as various municipal bond issues. The probability of realizing losses on these securities is not significant.

The fair value of auction rate securities is estimated using an income approach that includes readily observable inputs, such as principal payments and discount curves for bonds with credit ratings and maturities similar to the securities, and unobservable inputs, such as future interest rates that are estimated based on the SIFMA Index, creditworthiness, and liquidity assumptions driven by the impact of auction failures. When the present value of future interest payments is significant to the overall valuation, the auction rate securities are classified as Level 3. The primary reason for the transfers during 2013 was the change in discount rates and SIFMA Index.

Auction rate securities are valued by PPL’s treasury department, which reports to the CFO. Accounting personnel, who also report to the CFO, interpret the analysis quarterly to classify the contracts in the fair value hierarchy. Valuation techniques are evaluated periodically.

Nonrecurring Fair Value Measurements

The following nonrecurring fair value measurements occurred during the reporting periods, resulting in asset impairments.

	Carrying Amount (a)	Level 3 Fair Value	Loss (b)
Kerr Dam Project (c):
March 31, 2014	$47	$29	$18
Corette plant and emission allowances:
December 31, 2013	$65		$65

(a)	Represents carrying value before fair value measurement.
(b)	The loss on the Kerr Dam Project was recorded in “Income (Loss) from Discontinued Operations (net of income taxes)” on the Statement of Income. The loss on the Corette plant and emission allowances was recorded in “Other operation and maintenance” on the Statement of Income.
(c)	The Kerr Dam Project was included in the sale of the Montana Hydroelectric facilities and the assets were removed from the Balance Sheet. See Note 4 for additional information.

The significant unobservable inputs used in and the quantitative information about the nonrecurring fair value measurement of assets and liabilities classified as Level 3 are as follows:

	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input (s)	Range (Weighted Average)
Kerr Dam Project:
March 31, 2014	$29	Discounted cash flow	Proprietary model used to calculate plant value	38%(38%)
Corette plant and emission allowances: December 31, 2013		Discounted cash flow	Long-term forward price curves and capital expenditure projections	100%(100%)

Kerr Dam Project

PPL Montana previously held a joint operating license issued for the Kerr Dam Project. The license extends until 2035 and, between 2015 and 2025, the Confederated Salish and Kootenai Tribes of the Flathead Nation (the Tribes) have the option to purchase, hold and operate the Kerr Dam Project. The parties submitted the issue of the appropriate amount of the conveyance price to arbitration in February 2013. In March 2014, the arbitration panel issued its final decision holding that the conveyance price payable by the Tribes for the Kerr Dam Project is $18 million. As a result of the decision, PPL Energy Supply performed a recoverability test on the Kerr Dam Project and recorded an impairment charge. PPL Energy Supply performed an internal analysis using an income approach based on discounted cash flows (a PPL proprietary model) to assess the fair value of the Kerr Dam Project. Assumptions used in the PPL proprietary model were the conveyance price, forward energy price curves, forecasted generation, and forecasted operation and maintenance expenditures that were consistent with assumptions used in the business planning process and a market participant discount rate. Through this analysis, PPL Energy Supply determined the fair value of the Kerr Dam Project to be $29 million at March 31, 2014. The Kerr Dam Project was included in the sale of the Montana Hydroelectric facilities and the assets were removed from the Balance Sheet. See Note 4 for additional information.

The assets were valued by the PPL Energy Supply Financial Department, which reports to the President of PPL Energy Supply. Accounting personnel, who report to the CFO, interpreted the analysis to appropriately classify the assets in the fair value hierarchy.

Corette Plant and Emission Allowances

During the fourth quarter 2013, PPL Montana recorded an impairment loss on the Corette plant and related emission allowances. In connection with the completion of its 2013 annual business planning process that included revised long-term power and gas price assumptions and other factors, PPL Energy Supply altered its expectations regarding the probability that the Corette plant would operate subsequent to initially placing it in long-term reserve status and determined the carrying amount for Corette was no longer recoverable. As a result, PPL Energy Supply performed an internal analysis using an income approach based on discounted cash flows to assess the fair value of the Corette asset group. Assumptions used in the fair value assessment were forward energy prices, expectations for demand for energy in Corette’s market and expected operation and maintenance and capital expenditures that were consistent with assumptions used in the business planning process and a market participant discount rate. Through this analysis, PPL Energy Supply determined the fair value of the asset group to be negligible. PPL Energy Supply now expects to retire the Corrette plant in August 2015.

The assets were valued by the PPL Energy Supply Financial Department, which reports to the President of PPL Energy Supply. Accounting personnel, who report to the CFO, interpreted the analysis to appropriately classify the assets in the fair value hierarchy.

Financial Instruments Not Recorded at Fair Value

The carrying amount of long-term debt on the Balance Sheets and its estimated fair value is set forth below. The fair value was estimated using an income approach by discounting future cash flows at estimated current cost of funding rates, which incorporate the credit risk of PPL Energy Supply. Long-term debt is classified as Level 2. The effect of third-party credit enhancements is not included in the fair value measurement.

	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$2,218	$2,204	$2,525	$2,658

The carrying value of short-term debt (including notes between affiliates), when outstanding, approximates fair value due to the variable interest rates associated with the short-term debt and is classified as Level 2.

Credit Concentration Associated with Financial Instruments

Contracts are entered into with many entities for the purchase and sale of energy. When NPNS is elected, the fair value of these contracts is not reflected in the financial statements. However, the fair value of these contracts is considered when committing to new business from a credit perspective. See Note 13 for information on credit policies used to manage credit risk, including master netting arrangements and collateral requirements.

At December 31, 2014, PPL Energy Supply had credit exposure of $708 million from energy trading partners, excluding exposure from related parties and the effects of netting arrangements, reserves and collateral. As a result of netting arrangements, reserves and collateral, PPL Energy Supply’s credit exposure was reduced to $374 million. The top ten counterparties including their affiliates accounted for $164 million, or 44%, of these exposures. Nine of these counterparties had an investment grade credit rating from S&P or Moody’s and accounted for 95% of the top ten exposures. The remaining counterparty is rated below investment grade, but is current on its obligation. See Note 10 for information regarding PPL Energy Supply’s related party credit exposure.